Leases (Tables)	12 Months Ended
Sep. 30, 2014
Leases
Schedule of amounts payable under non-cancelable operating lease commitments

The following table presents, in millions, amounts payable under non-cancelable operating lease commitments during the following fiscal years:

Year Ending September 30,
2015	$181.4
2016	154.8
2017	126.4
2018	102.6
2019	86.1
Thereafter	234.7

Total	$886.0